Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.4%
1,945	iShares 20+ Year Treasury Bond ETF	$199,265	3.0
738	iShares Russell 2000 ETF	121,711	1.8
3,026	Vanguard Russell 1000 Growth ETF	164,039	2.5
1,429	Vanguard S&P 500 ETF	469,141	7.1

	Total Exchange-Traded Funds
	(Cost $1,106,106)	954,156	14.4

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
39,108	Voya Large Cap Value Portfolio - Class R6	183,027	2.8
49,615	Voya Multi-Manager Emerging Markets Equity Fund - Class I	399,398	6.0
99,876	Voya Multi-Manager International Equity Fund - Class I	769,042	11.6
99,214	Voya Multi-Manager International Factors Fund - Class I	716,325	10.8
19,706	Voya Multi-Manager Mid Cap Value Fund - Class I	166,717	2.5
3,343	(1) Voya Small Cap Growth Fund - Class R6	104,067	1.6
14,249	(1) Voya Small Company Fund - Class R6	163,290	2.5
87,229	Voya U.S. Stock Index Portfolio - Class I	1,298,846	19.7
33,320	VY® Columbia Contrarian Core Portfolio - Class I	497,132	7.5
16,363	VY® Invesco Comstock Portfolio - Class I	303,373	4.6
23,033	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	550,960	8.3
20,955	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	169,732	2.6
5,164	VY® T. Rowe Price Growth Equity Portfolio - Class I	310,089	4.7

	Total Mutual Funds
	(Cost $7,554,151)	5,631,998	85.2

	Total Investments in Securities (Cost $8,660,257)	$6,586,154	99.6
	Assets in Excess of Other Liabilities	27,291	0.4
	Net Assets	$6,613,445	100.0

(1)	Non-income producing security.

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$954,156	$–	$–	$954,156
Mutual Funds	5,631,998	–	–	5,631,998
Total Investments, at fair value	$6,586,154	$–	$–	$6,586,154

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$-	$340,499	$(25,296)	$(132,176)	$183,027	$-	$(6,926)	$106,196
Voya Multi-Manager Emerging Markets Equity Fund - Class I	334,426	310,976	(139,403)	(106,601)	399,398	-	(44,721)	-
Voya Multi-Manager International Equity Fund - Class I	1,081,129	548,248	(648,295)	(212,040)	769,042	-	(149,095)	-
Voya Multi-Manager International Factors Fund - Class I	347,043	626,756	(63,740)	(193,734)	716,325	-	(4,495)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	149,511	82,450	(24,944)	(40,300)	166,717	-	1,797	-
Voya Short Term Bond Fund - Class R6	-	271,932	(271,932)	-	-	1,180	(2,430)	-
Voya Small Cap Growth Fund - Class R6	-	118,000	(575)	(13,358)	104,067	-	23	-
Voya Small Company Fund - Class R6	-	196,667	(964)	(32,413)	163,290	-	33	-
Voya U.S. Stock Index Portfolio - Class I	1,073,502	974,231	(266,971)	(481,916)	1,298,846	729	20,718	127,237
VY® Columbia Contrarian Core Portfolio - Class I	444,632	327,983	(53,009)	(222,474)	497,132	2,876	9,103	81,114
VY® Invesco Comstock Portfolio - Class I	349,424	216,552	(186,370)	(76,233)	303,373	266	38,306	768
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	138,296	124,147	(258,558)	(3,885)	-	9	(39,744)	24,903
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	439,002	372,199	(102,856)	(157,385)	550,960	398	4,287	62,926
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	141,504	141,600	(27,394)	(85,978)	169,732	-	(5,547)	41,253
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,610	358,773	(298,370)	(177,924)	310,089	-	(43,312)	53,680
	$4,926,079	$5,011,013	$(2,368,677)	$(1,936,417)	$5,631,998	$5,458	$(222,003)	$498,077

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $8,660,318.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(2,074,164)
Net Unrealized Depreciation	$(2,074,164)